Income tax expense - Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current taxes	€ (2,560)	€ (2,774)	€ (1,908)
Deferred taxes	958	768	350
Total	(1,602)	(2,006)	(1,558)
Income before tax and investments accounted for using the equity method	€ 7,153	€ 10,422	€ 7,798